Financial liabilities - Schedule of financial liabilities measured at other than fair value (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 1,216	€ 1,352
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	311,963	325,521
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,356,335	1,444,406
Carrying amount | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities	1,054,043	1,126,439
Carrying amount | Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	302,292	317,967
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	1,357,780	1,443,444
Fair value | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	1,054,610	1,125,532
Fair value | Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 303,170	€ 317,912